Income Tax Expenses - Components of Deferred Income Tax Assets (Details)	Dec. 31, 2015 CNY (¥)
Non-current deferred tax assets:
Impairment of property, plant and equipment	¥ 1,755,197
Net non-current deferred income tax assets	¥ 1,755,197